Fair Value - Summary of significant unobservable inputs used in fair value measurement of assets (Detail)	12 Months Ended
	Dec. 31, 2021 PEN (S/)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2020 USD ($)
Listed Shares [Member] | Equity Method [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Description of valuation processes used in fair value measurement, assets	According to price risk	According to price risk	According to price risk	According to price risk
Percentage of increase decrease in sensitivity analysis of input fair value	5.00%	5.00%	5.00%	5.00%
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	S/ 1,994,000		S/ 1,811,000
NAV [member] | Private equity funds [Member] | Net Asset Value Method [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Description of valuation processes used in fair value measurement, assets	Depends on each investment	Depends on each investment	Depends on each investment	Depends on each investment
Percentage of increase decrease in sensitivity analysis of input fair value	10.00%	10.00%	10.00%	10.00%
Increase decrease in sensitivity analysis of input to fair value	S/ 78,305,000,000		S/ 27,983,000,000
NAV [member] | Listed Shares [Member] | Net Asset Value Method [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of increase decrease in sensitivity analysis of input fair value	10.00%	10.00%	10.00%	10.00%
Increase decrease in sensitivity analysis of input to fair value	S/ 11,199,000,000		S/ 10,754,000,000
Amount Of Valuation Processes Used In Fair Value Measurement Assets | $		$ 203.53		$ 215.19
NAV [member] | Private Equity Stocks [Member] | Net Asset Value Method [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Description of valuation processes used in fair value measurement, assets	Depends on each investment	Depends on each investment	Depends on each investment	Depends on each investment
Percentage of increase decrease in sensitivity analysis of input fair value	10.00%	10.00%	10.00%	10.00%
Increase decrease in sensitivity analysis of input to fair value	S/ 7,300,000,000		S/ 1,448,000,000